Cash and cash equivalents and Marketable securities (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Cash and Cash Equivalents
4.1.	Cash and cash equivalents

Cash and cash equivalents comprise cash in hand, term deposits with banks and short-term highly liquid financial investments that are readily convertible to known amounts of cash, are subject to insignificant risk of changes in value and have a maturity of three months or less from the date of acquisition.

	06.30.2019	12.31.2018
Cash at bank and in hand	201	863
Short-term financial investments
- In Brazil
Brazilian interbank deposit rate investment funds and other short-term deposits	4,882	1,875
Other investment funds	9	12

	4,891	1,887
- Abroad
Time deposits	2,222	3,823
Automatic investing accounts and interest checking accounts	8,482	6,708
Other financial investments	918	618

	11,622	11,149
Total short-term financial investments	16,513	13,036

Total cash and cash equivalents	16,714	13,899

Schedule of Marketable Securities
4.2.	Marketable securities

	06.30.2019	12.31.2018
	Total	Total
Fair value through profit or loss	641	1,083
Fair value through other comprehensive income	6	8
Amortized cost	46	45

Total	693	1,136

Current	641	1,083
Non-current	52	53